Finance Lease - Future minimum lease payments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Finance Lease
2022	$ 49,355
2023	24,528
2024	23,888
2025	81,557
2026	12,550
2027 - 2030	70,999
Finance lease obligations	262,877	$ 270,883
Amounts representing interest and deferred finance fees	(41,560)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	$ 221,317	$ 226,455